Revenue Recognition (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Revenues	$ 1,631,966	$ 1,349,825	$ 2,278,814	$ 2,381,737
Accounts receivable	368,371		324,302	730,890	$ 685,111
Unbilled revenue (reported in accounts receivable)	131,178		31,610	183,002	256,252
Contract assets	90,592		275,337	195,516	144,364	$ 144,364
Deferred revenue	(120,611)		(406,508)	(816,672)	$ (466,045)
Software License [Member]
Revenues		90,600	142,600	587,750
Softwareas Serviceand Other [Member]
Revenues	$ 1,631,966	$ 1,259,225	$ 2,136,214	$ 1,793,987